Derivatives and Hedging Activities (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument	Dec. 31, 2018 USD ($)	Nov. 01, 2019 USD ($)
Derivative [Line Items]
Notional Amount					$ 88,700,000
Loss on non-designated derivatives		$ (102,000)	$ (68,000)	$ (157,000)
Derivative, net liability position, aggregate fair value	$ 38,400,000	38,400,000
Aggregate termination value	$ 38,400,000	$ 38,400,000
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Number of instruments | instrument	9	9	9
Number of instruments terminated | instrument	2	2
Notional Amount	$ 578,500,000	$ 578,500,000	$ 578,500,000
Proceeds from sale of interest rate cash flow hedge	2,200,000
Designated as Hedging Instrument | Interest rate contract
Derivative [Line Items]
Cash flow hedge reclassification current		1,300,000
Interest Expense | Designated as Hedging Instrument | Interest rate contract
Derivative [Line Items]
Cash flow hedge reclassification current		900,000	$ 100,000
Cash flow hedge reclassification in next twelve months	$ 10,700,000	$ 10,700,000
MOB Loan | Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Number of instruments | instrument	1	1
Notional Amount	$ 250,000,000.0	$ 250,000,000.0
MOB Loan | Interest Expense | Designated as Hedging Instrument | Interest rate contract
Derivative [Line Items]
Cash flow hedge reclassification current	$ 2,200,000